Lease obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Current	$ 315	$ 346
Non-current	229	503
Lease liability	$ 544	$ 849
Incremental borrowing rate %	5.00%	5.00%
Maturity	2023
Miniimums [member]
Statement [Line Items]
Incremental borrowing rate %		3.00%
Maturity	2024
Maxiimums [member]
Statement [Line Items]
Incremental borrowing rate %		5.00%
Maturity	2027